Goodwill And Intangible Assets - Summary of Changes In Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Intangible assets and goodwill [abstract]
Carrying value at the beginning	$ 882	$ 817
Goodwill on acquisition		79
Translation differences	(7)	(14)
Carrying value at the end	$ 875	$ 882